April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Axon Enterprise Inc.(a)	10	$6,133
Boeing Co. (The)(a)	108	19,790
General Dynamics Corp.	37	10,068
General Electric Co.	157	31,642
HEICO Corp.	5	1,254
HEICO Corp., Class A	9	1,808
Howmet Aerospace Inc.	55	7,622
L3Harris Technologies Inc.	28	6,161
Lockheed Martin Corp.	31	14,810
Northrop Grumman Corp.	20	9,730
RTX Corp.	193	24,343
Textron Inc.	20	1,407
TransDigm Group Inc.	7	9,892
		144,660
Automobile Components — 0.5%
Aptiv PLC(a)	2,193	125,133
Automobiles — 1.7%
Ford Motor Co.	1,844	18,458
General Motors Co.	501	22,665
Rivian Automotive Inc., Class A(a)(b)	366	5,000
Tesla Inc.(a)	1,287	363,140
		409,263
Banks — 3.1%
Bank of America Corp.	3,167	126,300
Citigroup Inc.	868	59,354
Citizens Financial Group Inc.	197	7,267
Fifth Third Bancorp	322	11,573
First Citizens BancShares Inc./NC, Class A	4	7,117
Huntington Bancshares Inc./Ohio	816	11,856
JPMorgan Chase & Co.	1,300	318,006
KeyCorp	552	8,192
M&T Bank Corp.	77	13,072
PNC Financial Services Group Inc. (The)	187	30,049
Regions Financial Corp.	547	11,164
Truist Financial Corp.	648	24,844
U.S. Bancorp	742	29,932
Wells Fargo & Co.	1,518	107,793
		766,519
Beverages — 0.5%
Brown-Forman Corp., Class B	35	1,219
Coca-Cola Co. (The)	762	55,283
Constellation Brands Inc., Class A	31	5,814
Keurig Dr Pepper Inc.	218	7,541
Molson Coors Beverage Co., Class B	30	1,726
Monster Beverage Corp.(a)	137	8,236
PepsiCo Inc.	253	34,302
		114,121
Biotechnology — 1.6%
AbbVie Inc.	688	134,229
Alnylam Pharmaceuticals Inc.(a)	51	13,425
Amgen Inc.	210	61,093
Biogen Inc.(a)	58	7,023
BioMarin Pharmaceutical Inc.(a)	92	5,859
Exact Sciences Corp.(a)	92	4,199
Gilead Sciences Inc.	486	51,778
Incyte Corp.(a)	83	5,201
Moderna Inc.(a)	160	4,566
Natera Inc.(a)	56	8,452
Neurocrine Biosciences Inc.(a)	48	5,169
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.	43	$25,747
United Therapeutics Corp.(a)	19	5,759
Vertex Pharmaceuticals Inc.(a)	101	51,460
		383,960
Broadline Retail — 3.3%
Amazon.com Inc.(a)	4,054	747,639
eBay Inc.	218	14,859
MercadoLibre Inc.(a)(b)	19	44,286
		806,784
Building Products — 0.5%
A O Smith Corp.	63	4,275
Allegion PLC	39	5,429
Builders FirstSource Inc.(a)	45	5,383
Carlisle Companies Inc.	19	7,210
Carrier Global Corp.	313	19,575
Fortune Brands Innovations Inc., NVS	75	4,037
Johnson Controls International PLC	256	21,479
Lennox International Inc.	12	6,561
Masco Corp.	92	5,576
Owens Corning	35	5,089
Trane Technologies PLC	88	33,731
		118,345
Capital Markets — 2.9%
Ameriprise Financial Inc.	44	20,725
Ares Management Corp., Class A	90	13,728
Bank of New York Mellon Corp. (The)	343	27,581
Blackstone Inc., NVS	332	43,728
Carlyle Group Inc. (The)	123	4,753
Cboe Global Markets Inc.	46	10,203
Charles Schwab Corp. (The)	790	64,306
CME Group Inc.	168	46,549
Coinbase Global Inc., Class A(a)	85	17,246
FactSet Research Systems Inc.	18	7,780
Franklin Resources Inc.	200	3,752
Goldman Sachs Group Inc. (The)	146	79,942
Interactive Brokers Group Inc., Class A	48	8,249
Intercontinental Exchange Inc.	261	43,840
KKR & Co. Inc.	272	31,081
LPL Financial Holdings Inc.	35	11,193
Moody's Corp.	78	35,343
Morgan Stanley	559	64,520
MSCI Inc., Class A	38	20,714
Nasdaq Inc.	229	17,452
Northern Trust Corp.	108	10,150
Raymond James Financial Inc.	97	13,293
Robinhood Markets Inc., Class A(a)	287	14,094
S&P Global Inc.	146	73,007
SEI Investments Co.	76	5,950
State Street Corp.	152	13,391
T Rowe Price Group Inc.	98	8,678
Tradeweb Markets Inc., Class A	57	7,883
		719,131
Chemicals — 0.9%
Air Products and Chemicals Inc.	82	22,229
Albemarle Corp.	46	2,693
CF Industries Holdings Inc.	65	5,094
Corteva Inc.	261	16,179
Dow Inc.	234	7,158
DuPont de Nemours Inc.	156	10,295
Eastman Chemical Co.	40	3,080
Ecolab Inc.	93	23,383

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances Inc.	93	$7,297
Linde PLC	179	81,128
LyondellBasell Industries NV, Class A	96	5,588
PPG Industries Inc.	90	9,798
RPM International Inc.	44	4,697
Sherwin-Williams Co. (The)	89	31,410
		230,029
Commercial Services & Supplies — 0.3%
Cintas Corp.	75	15,876
Copart Inc.(a)	156	9,521
Republic Services Inc., Class A	46	11,534
Rollins Inc.	47	2,685
Veralto Corp.	45	4,316
Waste Connections Inc.	52	10,277
Waste Management Inc.	81	18,902
		73,111
Communications Equipment — 0.5%
Arista Networks Inc.(a)	281	23,118
Cisco Systems Inc.	1,066	61,540
F5 Inc.(a)	14	3,706
Juniper Networks Inc.	90	3,269
Motorola Solutions Inc.	44	19,377
		111,010
Construction & Engineering — 0.8%
AECOM	345	34,034
EMCOR Group Inc.	118	47,283
Quanta Services Inc.	377	110,344
		191,661
Construction Materials — 1.0%
CRH PLC	1,225	116,889
Martin Marietta Materials Inc.	112	58,686
Vulcan Materials Co.	241	63,222
		238,797
Consumer Finance — 0.3%
Ally Financial Inc.	84	2,743
American Express Co.	125	33,301
Capital One Financial Corp.	84	15,142
Discover Financial Services	48	8,768
Synchrony Financial	108	5,611
		65,565
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	64	63,648
Dollar General Corp.	28	2,623
Dollar Tree Inc.(a)	26	2,126
Kroger Co. (The)	103	7,438
Sysco Corp.	57	4,070
Target Corp.	55	5,319
Walgreens Boots Alliance Inc.	73	801
Walmart Inc.	650	63,212
		149,237
Diversified Telecommunication Services — 0.5%
AT&T Inc.	2,468	68,363
Verizon Communications Inc.	1,427	62,874
		131,237
Electric Utilities — 2.4%
Alliant Energy Corp.	214	13,063
American Electric Power Co. Inc.	419	45,394
Constellation Energy Corp.	243	54,296
Duke Energy Corp.	609	74,310
Edison International	302	16,160
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	325	$27,030
Evergy Inc.	188	12,991
Eversource Energy	288	17,130
Exelon Corp.	796	37,332
FirstEnergy Corp.	429	18,396
NextEra Energy Inc.	1,603	107,209
NRG Energy Inc.	157	17,204
PG&E Corp.	1,686	27,853
PPL Corp.	368	13,432
Southern Co. (The)	865	79,485
Xcel Energy Inc.	450	31,815
		593,100
Electrical Equipment — 0.2%
AMETEK Inc.	31	5,257
Eaton Corp. PLC	58	17,073
Emerson Electric Co.	83	8,724
GE Vernova Inc.	40	14,833
Hubbell Inc., Class B	7	2,542
Rockwell Automation Inc.	15	3,715
Vertiv Holdings Co., Class A	49	4,184
		56,328
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	381	29,318
CDW Corp.	37	5,941
Corning Inc.	232	10,296
Jabil Inc.	33	4,837
Keysight Technologies Inc.(a)	49	7,125
TE Connectivity PLC, NVS	93	13,613
Teledyne Technologies Inc.(a)	11	5,126
Trimble Inc.(a)	66	4,101
Zebra Technologies Corp., Class A(a)	13	3,254
		83,611
Entertainment — 1.9%
Electronic Arts Inc.	156	22,634
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	144	12,768
Live Nation Entertainment Inc.(a)	100	13,245
Netflix Inc.(a)	264	298,774
Roku Inc.(a)	82	5,591
Walt Disney Co. (The)	1,121	101,955
Warner Bros Discovery Inc.(a)	1,488	12,901
		467,868
Financial Services — 4.6%
Apollo Global Management Inc.	218	29,753
Berkshire Hathaway Inc., Class B(a)	694	370,076
Block Inc.(a)	290	16,956
Corpay Inc.(a)	36	11,713
Fidelity National Information Services Inc.	289	22,796
Fiserv Inc.(a)	299	55,186
Global Payments Inc.	136	10,378
Jack Henry & Associates Inc.	38	6,590
Mastercard Inc., Class A	428	234,570
PayPal Holdings Inc.(a)	500	32,920
Toast Inc., Class A(a)	245	8,717
Visa Inc., Class A	903	311,987
		1,111,642
Food Products — 1.0%
Archer-Daniels-Midland Co.	389	18,575
Bunge Global SA	115	9,053
Conagra Brands Inc.	369	9,118
General Mills Inc.	445	25,249

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Hershey Co. (The)	119	$19,896
Hormel Foods Corp.	246	7,355
J.M. Smucker Co. (The)	88	10,232
Kellanova	227	18,789
Kraft Heinz Co. (The)	723	21,039
McCormick & Co. Inc./MD, NVS	204	15,639
Mondelez International Inc., Class A	1,099	74,875
The Campbell's Co.	127	4,630
Tyson Foods Inc., Class A	229	14,024
		248,474
Ground Transportation — 1.6%
CSX Corp.	1,709	47,972
JB Hunt Transport Services Inc.	73	9,532
Norfolk Southern Corp.	199	44,586
Old Dominion Freight Line Inc.	169	25,904
Uber Technologies Inc.(a)	1,653	133,910
U-Haul Holding Co.	89	4,877
Union Pacific Corp.	530	114,300
		381,081
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	959	125,389
Align Technology Inc.(a)	35	6,066
Baxter International Inc.	276	8,603
Becton Dickinson & Co.	162	33,549
Boston Scientific Corp.(a)	812	83,530
Cooper Companies Inc. (The)(a)	93	7,595
Dexcom Inc.(a)	214	15,275
Edwards Lifesciences Corp.(a)	326	24,610
GE HealthCare Technologies Inc., NVS(a)	249	17,512
Hologic Inc.(a)	124	7,217
IDEXX Laboratories Inc.(a)	45	19,469
Insulet Corp.(a)	38	9,587
Intuitive Surgical Inc.(a)	196	101,097
Medtronic PLC	715	60,603
ResMed Inc.	81	19,164
Solventum Corp.(a)(b)	66	4,364
STERIS PLC	56	12,585
Stryker Corp.	190	71,045
Zimmer Biomet Holdings Inc.	113	11,645
		638,905
Health Care Providers & Services — 2.4%
Cardinal Health Inc.	135	19,074
Cencora Inc.	99	28,974
Centene Corp.(a)	296	17,716
Cigna Group (The)	162	55,086
CVS Health Corp.	614	40,960
DaVita Inc.(a)	27	3,822
Elevance Health Inc.	113	47,526
HCA Healthcare Inc.	111	38,304
Humana Inc.	69	18,095
Labcorp Holdings Inc.	49	11,809
McKesson Corp.	72	51,321
Molina Healthcare Inc.(a)	34	11,118
Quest Diagnostics Inc.	65	11,584
UnitedHealth Group Inc.	527	216,829
Universal Health Services Inc., Class B	36	6,375
		578,593
Health Care REITs — 1.4%
Alexandria Real Estate Equities Inc.	347	25,213
Healthpeak Properties Inc.	1,497	26,707
Ventas Inc.	939	65,805
Security	Shares	Value
Health Care REITs (continued)
Welltower Inc.	1,394	$212,710
		330,435
Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	200	46,738
Hotel & Resort REITs — 0.8%
Host Hotels & Resorts Inc.	13,435	189,702
Hotels, Restaurants & Leisure — 2.8%
Airbnb Inc., Class A(a)	282	34,381
Booking Holdings Inc.	21	107,085
Carnival Corp.(a)	692	12,691
Chipotle Mexican Grill Inc., Class A(a)	894	45,165
Darden Restaurants Inc.	79	15,851
Domino's Pizza Inc.	22	10,788
DoorDash Inc., Class A(a)	229	44,172
DraftKings Inc., Class A (a)	289	9,621
Expedia Group Inc.	80	12,554
Flutter Entertainment PLC, Class DI(a)	115	27,714
Hilton Worldwide Holdings Inc.	155	34,949
Hyatt Hotels Corp., Class A	36	4,057
Las Vegas Sands Corp.	236	8,654
Marriott International Inc./MD, Class A	154	36,741
McDonald's Corp.	469	149,916
MGM Resorts International(a)	181	5,694
Royal Caribbean Cruises Ltd.	167	35,890
Starbucks Corp.	738	59,077
Wynn Resorts Ltd.	60	4,819
Yum! Brands Inc.	182	27,380
		687,199
Household Durables — 0.3%
DR Horton Inc.	168	21,225
Garmin Ltd.	90	16,818
Lennar Corp., Class A	138	14,988
NVR Inc.(a)	2	14,252
PulteGroup Inc.	114	11,694
		78,977
Household Products — 0.9%
Church & Dwight Co. Inc.	91	9,040
Clorox Co. (The)	43	6,119
Colgate-Palmolive Co.	298	27,472
Kimberly-Clark Corp.	129	17,000
Procter & Gamble Co. (The)	917	149,077
		208,708
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	1,289	167,093
Industrial Conglomerates — 0.5%
3M Co.	337	46,813
Honeywell International Inc.	403	84,831
		131,644
Industrial REITs — 0.8%
Prologis Inc.	1,992	203,582
Insurance — 1.9%
Aflac Inc.	237	25,757
Allstate Corp. (The)	107	21,228
American Financial Group Inc./OH	35	4,433
American International Group Inc.	275	22,418
Aon PLC, Class A	82	29,093
Arch Capital Group Ltd.	149	13,511
Arthur J Gallagher & Co.	102	32,710

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Assurant Inc.	26	$5,011
Brown & Brown Inc.	99	10,949
Chubb Ltd.	163	46,631
Cincinnati Financial Corp.	65	9,049
Erie Indemnity Co., Class A, NVS	9	3,228
Everest Group Ltd.	15	5,383
Fidelity National Financial Inc.	95	6,085
Hartford Insurance Group Inc. (The)	123	15,088
Loews Corp.	67	5,818
Markel Group Inc.(a)	5	9,093
Marsh & McLennan Companies Inc.	204	45,996
MetLife Inc.	255	19,219
Principal Financial Group Inc.	109	8,082
Progressive Corp. (The)	241	67,899
Prudential Financial Inc.	149	15,304
Travelers Companies Inc. (The)	95	25,092
W R Berkley Corp.	126	9,033
Willis Towers Watson PLC	42	12,928
		469,038
Interactive Media & Services — 7.0%
Alphabet Inc., Class A	3,280	520,864
Alphabet Inc., Class C, NVS	2,797	450,010
Meta Platforms Inc., Class A	1,225	672,525
Pinterest Inc., Class A(a)	335	8,482
Reddit Inc., Class A(a)	37	4,313
ROBLOX Corp., Class A(a)	302	20,249
Snap Inc., Class A, NVS(a)(b)	620	4,935
Take-Two Interactive Software Inc.(a)(b)	110	25,665
		1,707,043
IT Services — 0.5%
Accenture PLC, Class A	120	35,898
Akamai Technologies Inc.(a)	31	2,498
Cognizant Technology Solutions Corp., Class A	98	7,210
EPAM Systems Inc.(a)	11	1,726
Gartner Inc.(a)	14	5,895
GoDaddy Inc., Class A(a)	29	5,461
International Business Machines Corp.	179	43,286
MongoDB Inc., Class A(a)	12	2,066
Okta Inc.(a)	33	3,701
Twilio Inc., Class A(a)	29	2,805
VeriSign Inc.(a)	15	4,232
		114,778
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	145	15,602
Avantor Inc.(a)	380	4,936
Bio-Rad Laboratories Inc., Class A(a)	10	2,441
Bio-Techne Corp.	85	4,280
Danaher Corp.	333	66,377
Illumina Inc.(a)	84	6,518
IQVIA Holdings Inc.(a)	94	14,577
Mettler-Toledo International Inc.(a)	10	10,706
Revvity Inc.	62	5,793
Thermo Fisher Scientific Inc.	196	84,084
Waters Corp.(a)	32	11,127
West Pharmaceutical Services Inc.	39	8,240
		234,681
Machinery — 1.5%
Caterpillar Inc.	236	72,988
CNH Industrial NV	342	3,957
Cummins Inc.	64	18,806
Deere & Co.	127	58,872
Security	Shares	Value
Machinery (continued)
Dover Corp.	61	$10,410
Fortive Corp.	163	11,359
Graco Inc.	75	6,121
IDEX Corp.	36	6,263
Illinois Tool Works Inc.	138	33,107
Ingersoll Rand Inc.	193	14,558
Nordson Corp.	18	3,412
Otis Worldwide Corp.	193	18,580
PACCAR Inc.	252	22,733
Parker-Hannifin Corp.	62	37,514
Pentair PLC	75	6,805
Snap-on Inc.	26	8,159
Stanley Black & Decker Inc.	73	4,381
Westinghouse Air Brake Technologies Corp.	83	15,333
Xylem Inc./New York	114	13,745
		367,103
Media — 1.1%
Charter Communications Inc., Class A(a)	103	40,362
Comcast Corp., Class A	4,297	146,957
Fox Corp., Class A, NVS	243	12,099
Fox Corp., Class B	142	6,566
Interpublic Group of Companies Inc. (The)	396	9,948
News Corp., Class A, NVS	388	10,523
Omnicom Group Inc.	222	16,907
Trade Desk Inc. (The), Class A(a)	507	27,190
		270,552
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	200	7,206
Newmont Corp.	149	7,849
Nucor Corp.	32	3,820
Reliance Inc.	8	2,306
Steel Dynamics Inc.	17	2,205
		23,386
Multi-Utilities — 0.8%
Ameren Corp.	148	14,687
CenterPoint Energy Inc.	364	14,116
CMS Energy Corp.	174	12,815
Consolidated Edison Inc.	197	22,212
Dominion Energy Inc.	478	25,994
DTE Energy Co.	120	16,440
NiSource Inc.	240	9,386
Public Service Enterprise Group Inc.	286	22,860
Sempra	356	26,440
WEC Energy Group Inc.	184	20,152
		185,102
Office REITs — 0.4%
BXP Inc.	1,468	93,556
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy Inc.	92	21,262
Chevron Corp.	715	97,283
ConocoPhillips	541	48,214
Coterra Energy Inc.	324	7,957
Devon Energy Corp.	263	7,998
Diamondback Energy Inc.	79	10,429
EOG Resources Inc.	231	25,486
EQT Corp.	235	11,618
Expand Energy Corp.	88	9,143
Exxon Mobil Corp.	1,835	193,831
Hess Corp.	114	14,712
Kinder Morgan Inc.	856	22,513

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	132	$18,138
Occidental Petroleum Corp.	288	11,350
ONEOK Inc.	252	20,704
Ovintiv Inc.	108	3,627
Phillips 66	170	17,690
Targa Resources Corp.	83	14,185
Texas Pacific Land Corp.	8	10,311
Valero Energy Corp.	131	15,208
Williams Companies Inc. (The)	510	29,871
		611,530
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,003	50,351
Eli Lilly & Co.	396	355,984
Johnson & Johnson	1,190	186,009
Merck & Co. Inc.	1,247	106,244
Pfizer Inc.	2,832	69,129
Royalty Pharma PLC, Class A	208	6,827
Viatris Inc.	572	4,816
Zoetis Inc.	223	34,877
		814,237
Professional Services — 1.3%
Automatic Data Processing Inc.	339	101,903
Booz Allen Hamilton Holding Corp., Class A	106	12,722
Broadridge Financial Solutions Inc.	107	25,937
Dayforce Inc.(a)	126	7,292
Equifax Inc.	106	27,574
Jacobs Solutions Inc., NVS	104	12,875
Leidos Holdings Inc.	106	15,601
Paychex Inc.	271	39,870
Paycom Software Inc.	43	9,735
SS&C Technologies Holdings Inc.	170	12,852
TransUnion	149	12,361
Verisk Analytics Inc., Class A	115	34,089
		312,811
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	58	7,086
CoStar Group Inc.(a)	81	6,008
Zillow Group Inc., Class C (a)	33	2,222
		15,316
Residential REITs — 0.7%
American Homes 4 Rent, Class A	311	11,628
AvalonBay Communities Inc.	134	28,137
Camden Property Trust	102	11,608
Equity LifeStyle Properties Inc.	166	10,754
Equity Residential	324	22,764
Essex Property Trust Inc.	60	16,749
Invitation Homes Inc.	551	18,839
Mid-America Apartment Communities Inc.	111	17,721
Sun Communities Inc.	118	14,683
UDR Inc.	289	12,103
		164,986
Retail REITs — 0.6%
Kimco Realty Corp.	762	15,225
Realty Income Corp.	1,077	62,315
Regency Centers Corp.	205	14,797
Simon Property Group Inc.	402	63,267
		155,604
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices Inc.(a)	767	74,667
Analog Devices Inc.	233	45,416
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials Inc.	385	$58,023
Broadcom Inc.	2,099	403,995
Entegris Inc.	67	5,301
First Solar Inc.(a)	53	6,668
Intel Corp.	2,038	40,964
KLA Corp.	63	44,270
Lam Research Corp.	609	43,647
Marvell Technology Inc.	408	23,815
Microchip Technology Inc.	277	12,764
Micron Technology Inc.	525	40,399
Monolithic Power Systems Inc.	24	14,234
Nvidia Corp.	11,540	1,256,937
NXP Semiconductors NV	120	22,117
ON Semiconductor Corp.(a)	232	9,210
Qualcomm Inc.	526	78,090
Skyworks Solutions Inc.	90	5,785
Teradyne Inc.	88	6,531
Texas Instruments Inc.	430	68,822
		2,261,655
Software — 10.6%
Adobe Inc.(a)	216	80,996
Ansys Inc.(a)	44	14,163
AppLovin Corp., Class A(a)	103	27,739
Atlassian Corp., Class A, NVS(a)	80	18,265
Autodesk Inc.(a)	104	28,522
Bentley Systems Inc., Class B	87	3,740
Cadence Design Systems Inc.(a)	133	39,599
Cloudflare Inc., Class A(a)	55	6,643
Crowdstrike Holdings Inc., Class A(a)	121	51,893
Datadog Inc., Class A(a)	136	13,894
DocuSign Inc., Class A(a)	108	8,829
Dynatrace Inc.(a)	145	6,811
Fair Isaac Corp.(a)	12	23,876
Fortinet Inc.(a)	313	32,477
Gen Digital Inc.	295	7,632
HubSpot Inc.(a)	27	16,511
Intuit Inc.	139	87,218
Manhattan Associates Inc.(a)	38	6,741
Microsoft Corp.	3,515	1,389,339
MicroStrategy Inc., Class A(a)(b)	113	42,952
Nutanix Inc., Class A(a)	126	8,656
Oracle Corp.	833	117,220
Palantir Technologies Inc., Class A(a)	1,047	124,007
Palo Alto Networks Inc.(a)	325	60,752
PTC Inc.(a)	60	9,298
Roper Technologies Inc.	52	29,124
Salesforce Inc.	476	127,906
Samsara Inc., Class A(a)	131	5,195
ServiceNow Inc.(a)	102	97,411
Snowflake Inc., Class A(a)	54	8,612
Synopsys Inc.(a)	77	35,344
Tyler Technologies Inc.(a)	19	10,323
Workday Inc., Class A(a)	102	24,990
Zoom Video Communications Inc., Class A(a)	123	9,537
Zscaler Inc.(a)	51	11,535
		2,587,750
Specialized REITs — 0.5%
American Tower Corp.	124	27,951
Crown Castle Inc.	121	12,797
Digital Realty Trust Inc.	88	14,127
Equinix Inc.	25	21,519

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage Inc.	54	$7,912
Gaming and Leisure Properties Inc.	78	3,733
Iron Mountain Inc.	79	7,084
Public Storage	42	12,618
SBA Communications Corp., Class A	30	7,302
VICI Properties Inc., Class A	248	7,941
Weyerhaeuser Co.	194	5,027
		128,011
Specialty Retail — 1.6%
AutoZone Inc.(a)	7	26,338
Best Buy Co. Inc.	66	4,402
Burlington Stores Inc.(a)	27	6,076
CarMax Inc.(a)	51	3,298
Carvana Co., Class A(a)	47	11,485
Dick's Sporting Goods Inc.	18	3,379
Home Depot Inc. (The)	407	146,719
Lowe's Companies Inc.	231	51,642
O'Reilly Automotive Inc.(a)	24	33,965
Ross Stores Inc.	135	18,765
TJX Companies Inc. (The)	465	59,836
Tractor Supply Co.	217	10,985
Ulta Beauty Inc.(a)	19	7,517
Williams-Sonoma Inc.	50	7,724
		392,131
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	7,371	1,566,337
Dell Technologies Inc., Class C	159	14,590
Hewlett Packard Enterprise Co.	577	9,359
HP Inc.	415	10,612
NetApp Inc.	88	7,898
Pure Storage Inc., Class A(a)	136	6,169
Seagate Technology Holdings PLC	92	8,375
Super Micro Computer Inc.(a)(b)	228	7,264
Western Digital Corp.(a)	149	6,535
		1,637,139
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	74	8,201
Lululemon Athletica Inc.(a)	53	14,351
Nike Inc., Class B	573	32,317
		54,869
Security	Shares	Value
Tobacco — 1.0%
Altria Group Inc.	1,133	$67,017
Philip Morris International Inc.	1,031	176,672
		243,689
Trading Companies & Distributors — 0.1%
Fastenal Co.	77	6,235
Ferguson Enterprises Inc.	30	5,090
United Rentals Inc.	8	5,052
Watsco Inc.	4	1,839
WW Grainger Inc.	5	5,121
		23,337
Wireless Telecommunication Services — 1.6%
T-Mobile U.S. Inc.	1,585	391,416
Total Long-Term Investments — 99.4% (Cost: $24,053,989)		24,241,963
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	105,804	105,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	130,000	130,000
Total Short-Term Securities — 1.0% (Cost: $235,847)		235,846
Total Investments — 100.4% (Cost: $24,289,836)		24,477,809
Liabilities in Excess of Other Assets — (0.4)%		(96,251)
Net Assets — 100.0%		$24,381,558

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$611	$105,319 (a)	$—	$(84)	$—	$105,846	105,804	$125 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	90,000 (a)	—	—	—	130,000	130,000	2,315	—
				$(84)	$—	$235,846		$2,440	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$24,241,963	$—	$—	$24,241,963
Short-Term Securities
Money Market Funds	235,846	—	—	235,846
	$24,477,809	$—	$—	$24,477,809

Portfolio Abbreviation
NVS	Non-Voting Shares